Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

	12.31.24	12.31.23
Finished goods	3,574,304	3,564,379
Work in progress	409,037	378,788
Raw materials	1,589,282	1,675,323
Packaging materials	154,696	150,444
Secondary materials	621,207	546,213
Supplies	190,041	216,998
Imports in transit	236,453	150,947
Other	68,528	75,646
(-) Adjustment to present value ("APV") (1)	(115,546)	(129,848)
	6,728,002	6,628,890
(1)	The adjustment refers to the counter-entry of the adjustment of present value from trade accounts payable and is carried out for cost according to inventories turnover.

The movements of estimated losses for realizable value of inventories accrual, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below:

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	(26,308)	(66,671)	(22,981)	(73,694)	(8,232)	(9,944)	(57,521)	(150,309)
Additions	(38,540)	(461,373)	(114,852)	(113,370)	(11,322)	(8,871)	(164,714)	(583,614)
Reversals	63,757	504,860	-	-	-	-	63,757	504,860
Write-offs	-	-	113,145	164,245	18,600	10,603	131,745	174,848
Monetary correction by Hyperinflation	-	-	-	(208)	-	(7)	-	(215)
Exchange rate variation	(312)	(3,124)	(173)	46	(63)	(13)	(548)	(3,091)
Ending balance	(1,403)	(26,308)	(24,861)	(22,981)	(1,017)	(8,232)	(27,281)	(57,521)

Accounting policy:

Inventories are measured at the lower of the average cost of acquisition or production of finished products and the net realizable value. The cost of finished products includes purchased raw materials, labor, production costs, transportation and storage and non-recoverable taxes, which are related to all the processes necessary for bringing the products to sales conditions. Write-down to net realizable value due to obsolescence, impaired items, slow-moving and realizable value through sale are evaluated and recorded in each reporting period, as appropriate. Normal production losses are included in the production cost for the respective month, while abnormal losses, if any, are expensed in Cost of sales without movement through inventories.